Mid Cap Index Fund Investment Objectives and Goals - Mid Cap Index Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Mid Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400® Index (the “Index”).